Issuance of Shares (Tables)	12 Months Ended
Dec. 31, 2024
Issuance of Shares [Abstract]
Schedule of Issuance of Shares
	Number of shares	RM
Balance as at January 1, 2023	10,800,000	2,515,899
Issuance of shares from Sagfood (Malaysia) Sdn Bhd towards Maybank Trustees Berhad	—	336,217
Equity transaction movement	—	2,019
Disposition of Sagfood (Malaysia) Sdn Bhd	—	(1,708,355)
Balance as at December 31, 2023	10,800,000	1,145,780